UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22021

                             The Gabelli Healthcare & WellnessRx Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Healthcare & WellnessRx Trust

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer	Portfolio Manager
	BSE, University of Pennsylvania	BS, Boston College
MBA, Columbia Business School

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) total return of The Gabelli Healthcare & WellnessRx Trust (the “Fund”) was (3.8)%, compared with a total return of (1.2)% for the Standard & Poor’s (“S&P”) 500 Health Care Index. The total return for the Fund’s publicly traded shares was (6.8)%. The Fund’s NAV per share was $11.17, while the price of the publicly traded shares closed at $9.50 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)

	Quarter	1 Year	3 Year	5 Year	10 Year	Since Inception (06/28/07)
Gabelli Healthcare & WellnessRx Trust
NAV Total Return (b)	(3.79)%	2.35%	0.08%	8.99%	10.41%	9.17%
Investment Total Return (c)	(6.77)	(0.04)	(0.60)	6.66	9.66	7.18
S&P 500 Health Care Index	(1.22)	11.27	5.59	13.94	12.25	10.14
S&P 500 Index	(0.76)	13.99	10.78	13.31	9.49	7.65
S&P 500 Consumer Staples Index	(7.12)	(0.89)	5.45	8.62	9.51	9.43
50% S&P 500 Health Care Index and 50% S&P 500 Consumer Staples Index (“The Blended Index”)	(4.17)	5.19	5.52	11.28	10.88	9.79
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Health Care Index is an unmanaged indicator of health care equipment and services, pharmaceuticals, biotechnology, and life sciences stock performance. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Consumer Staples Index is an unmanaged indicator of food and staples retailing, food, beverage and tobacco, and household and personal products stock performance. The Blended Index consists of a 50% blend of each of the S&P 500 Health Care Index and S&P 500 Consumer Staples Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $8.00.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 93.1%
	Beverages — 6.4%
60,000	China Mengniu Dairy Co. Ltd.	$205,654
69,000	Danone SA	5,580,552
40,000	Dr Pepper Snapple Group Inc.	4,735,200
41,000	ITO EN Ltd.	1,593,299
29,000	Massimo Zanetti Beverage Group SpA	260,130
7,000	Morinaga Milk Industry Co. Ltd.	282,882
300,000	Parmalat SpA	1,105,560
20,000	PepsiCo Inc.	2,183,000
30,000	Suntory Beverage & Food Ltd.	1,451,999
424,000	Vitasoy International Holdings Ltd.	1,091,315

		18,489,591

	Biotechnology — 5.0%
3,000	Agilent Technologies Inc.	200,700
31,400	Alexion Pharmaceuticals Inc.†	3,499,844
25,000	Charles River Laboratories International Inc.†	2,668,500
2,000	Idorsia Ltd.†	47,950
4,000	Illumina Inc.†	945,680
22,000	Invitae Corp.†	103,180
14,000	Ligand Pharmaceuticals Inc.†	2,312,240
400,000	NeoGenomics Inc.†	3,264,000
80,000	Osiris Therapeutics Inc.†	704,000
600	Regeneron Pharmaceuticals Inc.†	206,616
24,000	Tetraphase Pharmaceuticals Inc.†	73,680
1,600	Waters Corp.†	317,840

		14,344,230

	Electronics — 2.5%
35,000	Thermo Fisher Scientific Inc.	7,226,100

	Financial Services — 0.5%
45,000	Health Insurance Innovations Inc., Cl. A†	1,300,500

	Food — 22.8%
10,000	B&G Foods Inc.	237,000
15,000	Calavo Growers Inc.	1,383,000
35,000	Campbell Soup Co.	1,515,850
3,200	Chr. Hansen Holding A/S	275,179
120,000	Conagra Brands Inc.	4,425,600
30,000	Dean Foods Co.	258,600
67,500	Flowers Foods Inc.	1,475,550
87,900	General Mills Inc.	3,960,774
5,400	John B Sanfilippo & Son Inc.	312,498
68,500	Kellogg Co.	4,453,185
35,000	Kerry Group plc, Cl. A	3,537,855
125,000	Kikkoman Corp.	5,004,464
38,333	Lamb Weston Holdings Inc.	2,231,747
67,000	Lifeway Foods Inc.†	401,330
23,000	Maple Leaf Foods Inc.	560,562
15,000	MEIJI Holdings Co. Ltd.	1,146,093
110,000	Mondelēz International Inc., Cl. A	4,590,300
60,000	Nestlé SA	4,746,025

Shares		Market Value
80,000	Pinnacle Foods Inc.	$4,328,000
55,000	Post Holdings Inc.†	4,166,800
15,000	The Hain Celestial Group Inc.†	481,050
27,000	The J.M. Smucker Co.	3,348,270
55,000	The Kraft Heinz Co.	3,425,950
110,000	Tingyi (Cayman Islands) Holding Corp.	228,181
75,000	Unilever plc, ADR	4,167,000
70,000	Yakult Honsha Co. Ltd.	5,216,860

		65,877,723

	Food and Staples Retailing — 4.9%
81,000	CVS Health Corp.	5,039,010
30,000	Ingles Markets Inc., Cl. A	1,015,500
25,000	Sprouts Farmers Market Inc.†	586,750
90,000	The Kroger Co.	2,154,600
97,000	United Natural Foods Inc.†	4,165,180
20,000	Walgreens Boots Alliance Inc.	1,309,400

		14,270,440

	Health Care Equipment and Supplies — 16.2%
45,000	Baxter International Inc.	2,926,800
12,154	Becton, Dickinson and Co.	2,633,772
42,000	Boston Scientific Corp.†	1,147,440
105,000	Cardiovascular Systems Inc.†	2,302,650
13,000	Cutera Inc.†	653,250
45,000	Gerresheimer AG	3,690,431
21,000	Globus Medical Inc., Cl. A†	1,046,220
40,000	Henry Schein Inc.†	2,688,400
1,000	ICU Medical Inc.†	252,400
187,691	InfuSystems Holdings Inc.†	544,304
50,292	Integer Holdings Corp.†	2,844,013
11,000	K2M Group Holdings Inc.†	208,450
45,000	Medtronic plc	3,609,900
17,500	Nevro Corp.†	1,516,725
10,000	NuVasive Inc.†	522,100
47,574	Orthofix International NV†	2,796,400
35,000	Patterson Cos., Inc.	778,050
5,000	Smith & Nephew plc, ADR	190,750
60,000	Sparton Corp.†	1,044,600
45,000	Stericycle Inc.†	2,633,849
15,000	Stryker Corp.	2,413,800
65,128	SurModics Inc.†	2,478,120
15,000	The Cooper Companies Inc.	3,432,150
39,500	Zimmer Biomet Holdings Inc.	4,307,080

		46,661,654

	Health Care Providers and Services — 15.7%
12,000	Aetna Inc.	2,028,000
60,000	AmerisourceBergen Corp.	5,172,600
13,000	Anthem Inc.	2,856,100
90,000	BioTelemetry Inc.†	2,794,500
400	Chemed Corp.	109,144
20,000	Cigna Corp.	3,354,800

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care Providers and Services (Continued)
40,000	DaVita Inc.†	$2,637,600
110,000	Envision Healthcare Corp.†	4,227,300
275,500	Evolent Health Inc., Cl. A†	3,925,875
25,000	Express Scripts Holding Co.†	1,727,000
45,000	HCA Healthcare Inc.	4,365,000
60,000	Kindred Healthcare Inc.	549,000
22,200	Laboratory Corp. of America Holdings†	3,590,850
15,000	McKesson Corp.	2,113,050
65,000	PetIQ Inc.†	1,729,000
250,000	Regional Health Properties Inc., REIT†	92,675
1,000	Teladoc Inc.†	40,300
5,000	Tenet Healthcare Corp.†	121,250
18,900	UnitedHealth Group Inc.	4,044,600

		45,478,644

	Hotels and Gaming — 0.2%
8,800	Ryman Hospitality Properties Inc., REIT	681,560

	Household and Personal Products — 4.1%
40,000	Avon Products Inc.†	113,600
44,000	Church & Dwight Co. Inc.	2,215,840
30,000	Colgate-Palmolive Co.	2,150,400
50,000	Coty Inc., Cl. A	915,000
35,100	Edgewell Personal Care Co.†	1,713,582
30,000	Energizer Holdings Inc.	1,787,400
15,000	Sally Beauty Holdings Inc.†	246,750
12,000	The Estee Lauder Companies Inc., Cl. A	1,796,640
13,000	The Procter & Gamble Co.	1,030,640

		11,969,852

	Pharmaceuticals — 13.3%
100,000	Abbott Laboratories	5,992,000
20,000	Achaogen Inc.†	259,000
120,000	Akorn Inc.†	2,245,200
29,600	Allergan plc	4,981,384
850,000	BioScrip Inc.†	2,091,000
46,000	Bristol-Myers Squibb Co.	2,909,500
18,000	Endo International plc†	106,920
36,000	Johnson & Johnson	4,613,400
8,400	Melinta Therapeutics Inc.†	62,160
75,000	Merck & Co. Inc.	4,085,250
30,000	Mylan NV†	1,235,100
1,000	Ophthotech Corp.†	2,740
68,000	Pfizer Inc.	2,413,320
12,000	Roche Holding AG, ADR	343,500
30,000	Shire plc, ADR	4,481,700
30,000	Zoetis Inc.	2,505,300

		38,327,474

Shares		Market Value
	Specialty Chemicals — 1.5%
32,273	International Flavors & Fragrances Inc.	$4,418,496

	TOTAL COMMON STOCKS	269,046,264

	PREFERRED STOCKS — 0.0%
	Pharmaceuticals — 0.0%
146	BioScrip Inc., Zero Coupon†	9,405

	RIGHTS — 0.0%
	Biotechnology — 0.0%
6,907	Tobira Therapeutics Inc.†(a)	414

	Health Care Equipment and Supplies — 0.0%
40,000	American Medical Alert Corp., CPR†(a)	400

	TOTAL RIGHTS	814

	WARRANTS — 0.0%
	Pharmaceuticals — 0.0%
420	BioScrip Inc., Cl. A, expire 07/27/25†	148
420	BioScrip Inc., Cl. B, expire 07/27/25†	130

		278

	TOTAL WARRANTS	278

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.9%
$20,013,000	U.S. Treasury Bills, 1.228% to 1.867%††, 04/05/18 to 09/13/18	19,942,489

	TOTAL INVESTMENTS — 100.0% (Cost $222,655,539)	$288,999,250

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depository Receipt CPR Contingent Payment Right REIT Real Estate Investment Trust
ADR	American Depository Receipt
CPR	Contingent Payment Right
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	80.1%	$231,622,169
Europe.	13.3	38,359,935
Japan	5.1	14,695,597
Latin America	1.1	3,230,234
Asia/Pacific	0.4	1,091,315

Total Investments	100.0%	$288,999,250

See accompanying notes to schedule of investments.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$269,046,264	—	—	$269,046,264
Preferred Stocks (a)	—	$9,405	—	9,405
Rights (a)	—	—	$814	814
Warrants (a)	—	278	—	278
U.S. Government Obligations	—	19,942,489	—	19,942,489
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$269,046,264	$19,952,172	$814	$288,999,250

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2018, the Fund held no investments in forward foreign exchange contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2018, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XXGRX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI HEALTHCARE & WELLNESSRX TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Jeffrey J. Jonas, CFA

Portfolio Manager,

Gabelli Funds, LLC

Robert C. Kolodny

Physician,

Principal of KBS

Management LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Assistant Vice President & Ombudsman

David I. Schachter

Vice President

Adam E. Tokar

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GRX Q1/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Healthcare & WellnessRx Trust

By (Signature and Title)*      /s/ Agnes Mullady

                                                Agnes Mullady, Principal Executive Officer

Date 5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Agnes Mullady

                                                Agnes Mullady, Principal Executive Officer

Date 5/24/18

By (Signature and Title)*      /s/ John C. Ball

                                                John C. Ball, Principal Financial Officer

Date 5/24/18

* Print the name and title of each signing officer under his or her signature.